Subsequent events (Details) $ / shares in Units, $ in Millions		36 Months Ended
	May 17, 2017 shares	Dec. 31, 2019 shares	Mar. 11, 2024 USD ($) $ / shares	Dec. 31, 2023 Vote	Mar. 12, 2021 Vote	Oct. 15, 2019 $ / shares
Subsequent Event [Line Items]
Purchase price per share						$ 0.8218
Class A ordinary shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote				1	1
Class B ordinary shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote				10	10
Smart Share Holdings Limited [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued | shares	83,000,000
Smart Shares Cgy [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued | shares		44,841,250
Subsequent event
Subsequent Event [Line Items]
Dividends Payable, Current | $			$ 8
Subsequent event | Ordinary shares
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share			$ 0.015
Subsequent event | ADS
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share			$ 0.03